Income Taxes - Reconciliation to Amount Computed by Applying Statutory Tax Rate (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Statutory U.S. federal income tax rate (as a percent)	21.00%	35.00%
Computed "expected" income tax expense			$ 138,551	$ 216,147	$ 161,425
International tax rate differential and equity income			14,683	11,953	8,715
State income tax expense, net of federal income tax effect			19,220	12,470	9,127
Increase (decrease) in valuation allowance			(1,714)	8,230	2,855
Tax credits			(22,963)	(20,998)	(15,695)
Share-Based Compensation			(20,309)	(14,310)
Foreign-derived intangible income deduction			(7,283)
Deduction for domestic production activities				(17,150)	(12,950)
Re-measurement of deferred tax asset / deferred tax liability				(146,093)
Permanent differences and other, net			6,818	15,629	7,698
Total income tax expense			$ 127,003	$ 65,878	$ 161,175